Goodwill and Core Deposit Intangible, Net (Tables)	12 Months Ended
Dec. 31, 2012
Gross Carrying Value and Accumulated Amortization of Intangible Assets

The gross carrying value and accumulated amortization of core deposit intangible is as follows:

	December 31,
	2012	2011	2010
Core deposit intangible	$6,374	$5,540	$5,540
Less accumulated amortization	(3,123)	(2,876)	(2,309)

	$3,251	$2,664	$3,231

Future Amortization Expense Related to Core Deposit Intangible

The future amortization expense related to core deposit intangible remaining at December 31, 2012 is as follows:

First year	$703
Second year	584
Third year	346
Fourth year	325
Fifth year	325
Thereafter	968

$3,251